Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic/Diluted EPS
Loss available to common stockholders	$ (74,001)	$ (59,260)					$ (210,977)	$ (242,162)	$ (263,930)
Basic and diluted weighted-average number of common shares outstanding (in shares)	343,129,833	217,526,426					273,883,342	217,472,870	216,848,866
Basic and diluted (usd per share)	$ (0.22)	$ (0.27)	$ (0.20)	$ (0.25)	$ (0.31)	$ (0.35)	$ (0.77)	$ (1.11)	$ (1.22)